Others, Net	12 Months Ended
Dec. 31, 2020
Others, Net [Abstract]
Others, Net
14. Others, Net

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
VAT exemption due to the COVID-19	—	—	51,889
Government grants	10,330	18,087	28,644
Financing expense (Note 13)	(4,722)	—	—
Fair value changes of short-term investments	382	863	9,396
Foreign exchange gains/(losses)	38,620	3,279	(23,935)
Others	33	(2,165)	(4,942)

Total	44,643	20,064	61,052

During the year ended December 31, 2020, the Company recognized RMB51,889 in others, net arising from the VAT exemption according to the Tax Polices mentioned in Note 9.